INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Raw materials	$ 90,308	$ 75,722
Work-in-process	69,132	74,105
Finished goods	536,541	404,243
Inventories	695,981	554,070
Amount of finished goods includes modules	$ 181,012	84,202
Federal Investment Tax Credit (as a percentage)	5.00%
Inventory written down	$ 42,907	$ 19,447	$ 14,646